Income Tax - Schedule of Net Taxable Income Before Income Taxes (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Schedule of Net Taxable Income Before Income Taxes [Abstract]
Income before income tax expenses	$ (19,657,048)	$ 93,286
PRC statutory tax rate	25.00%	25.00%
Income tax expense at PRC statutory income tax rate	$ (4,914,262)	$ 23,322
Tax effect of preferential tax treatments	5,059,645	2,706
Research and development credit	(3,913)	(3,013)
Non-deductible expenses	1,862	13,472
Change in valuation allowance	35,614	7,899
Total income tax expense	$ 178,946	$ 44,386